Government Grant (Details) - CAD ($) $ in Millions	1 Months Ended	9 Months Ended
	May 31, 2019	Sep. 30, 2025	Sep. 30, 2024
Government Grant [Line Items]
Non-refundable government contribution value	$ 85.0
Recorded relating to agreement		$ 2.6	$ 12.3
Satellites [Member]
Government Grant [Line Items]
Recorded as a reduction			3.8
Operating Expenses [Member]
Government Grant [Line Items]
Property and other equipment		$ 2.6	$ 8.5